SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Nov. 30, 2019
Significant Accounting Policies [Line Items]
Weighted average interest rates, bank deposit	2.27%	2.92%
Employees entitled severance monthly deposit, as a percentage of salary	8.33%
Severance expense	$ 4,035,000	$ 3,326,000	$ 2,707,000
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	100.00%
Maximum annual contribution per employee	$ 19,000
Matching contribution expense	2,697,000	2,171,000	1,677,000
Marketing expenses	20,055,000	16,171,000	14,106,000
Aggregate amount of the transaction price allocated to remaining performance obligation	$ 293,000,000
Revenue remaining performance obligations percentage	55.00%
Deferred revenues recognized in the period that were included in the deferred revenues balance as of December 31, 2018	$ 87,926,000
Prepaid expenses and other current assets	8,406,000	6,349,000
Other long-term assets	72,091,000	31,863,000
Deposits in other long-term assets	4,313,000	3,579,000
Accrued severance payable liability	6,751,000	5,597,000
Amortization of deferred contract costs	33,853,000	27,807,000
Issuance costs attributable to liability	12,900,000
Issuance costs attributable to equity components	2,000,000.0
Long-term unbilled receivables	$ 5,526,000
Convertible Senior Note [Member]
Significant Accounting Policies [Line Items]
Effective interest rate	3.50%			0.00%
Deferred contract costs [Member]
Significant Accounting Policies [Line Items]
Prepaid expenses and other current assets	$ 1,014,000	389,000
Other long-term assets	$ 37,074,000	25,595,000
First 3% of Employee Contribution [Member]
Significant Accounting Policies [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	100.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	3.00%
Next 2% of Employee Contribution [Member]
Significant Accounting Policies [Line Items]
Maximum annual contribution per employee	$ 11,200
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	50.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	2.00%
Employees Over Fifty Years [Member]
Significant Accounting Policies [Line Items]
Maximum annual contribution per employee	$ 25,000
Minimum [Member]
Significant Accounting Policies [Line Items]
Intangible assets, useful life	2 years
Expected impact from recognition of ROU assets and liabilities on 2019 consolidated balance sheet	$ 26,000,000.0
Minimum [Member] | Software and Software Development Costs [Member]
Significant Accounting Policies [Line Items]
Contracts costs amortized useful life	3 years
Minimum [Member] | Software [Member]
Significant Accounting Policies [Line Items]
Intangible assets, useful life	1 year
Maximum [Member]
Significant Accounting Policies [Line Items]
Intangible assets, useful life	11 years
Expected impact from recognition of ROU assets and liabilities on 2019 consolidated balance sheet	$ 26,700,000
Maximum [Member] | Software and Software Development Costs [Member]
Significant Accounting Policies [Line Items]
Contracts costs amortized useful life	5 years
Maximum [Member] | Software [Member]
Significant Accounting Policies [Line Items]
Intangible assets, useful life	3 years
Foreign Exchange Forward and Option [Member]
Significant Accounting Policies [Line Items]
Accumulated other comprehensive gain (loss) from currency forward and option transactions	$ 254,000	(727,000)
Accumulated other comprehensive gain (loss) from currency forward and option transactions, tax	35,000	(99,000)
Notional amounts	16,855,000
Fair value of derivative asset	514,000	1,004,000
Foreign Exchange Forward and Option [Member] | Derivative Liabilities [Member]
Significant Accounting Policies [Line Items]
Fair value of derivative liability	134,000	0
Foreign Exchange Forward [Member]
Significant Accounting Policies [Line Items]
Notional amounts	17,648,000
Financial income net from hedging transaction, net	515,000	977,000	$ (796,000)
Foreign Exchange Forward [Member] | Derivative Assets [Member]
Significant Accounting Policies [Line Items]
Fair value of derivative asset	288,000	10,000
Foreign Exchange Forward [Member] | Derivative Liabilities [Member]
Significant Accounting Policies [Line Items]
Fair value of derivative liability	$ 0	$ 836,000